ORGANIZATION AND BUSINESS BACKGROUND (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Equity Method Investment Summarized Financial Information [Line Items]
Current assets	$ 14,331	$ 105
Non-current assets	239	69
Total assets	14,570	174
Current liabilities	14,178	270
Total liabilities	14,178	270
Cost of revenue	291,472	338,599	$ 316,977
Net cash provided by operating activities	69,813	46,737	83,952
Net cash used in investing activities	(89,553)	(2,454)	(39,895)
Net cash provided by financing activities	(7,413)	(6,780)	$ 1,261
Variable Interest Entity (VIE) or Potential VIE, Information Unavailability [Member]
Equity Method Investment Summarized Financial Information [Line Items]
Revenue	6,914	0
Net (loss) profit	494	(151)
Cost of revenue	5,753	0
Net cash provided by operating activities	8,721	71
Net cash used in investing activities	(216)	(71)
Net cash provided by financing activities	$ 0	$ 55